Share-Based Payment Arrangements - Valuation Inputs (Details) - GBP (£)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
2021 SS
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in gbp per share)	£ 92.02
Risk-free rate	0.59%
Expected volatility	45.23%
Expected dividends	0.00%
Fair value of option (in gbp per share)	£ 58.07
2020 SAYE
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in gbp per share)		£ 36.63
Risk-free rate		0.19%
Expected volatility		35.00%
Expected dividends		0.00%
Fair value of option (in gbp per share)		£ 16.38